CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Accounts receivable, accumulated provision for doubtful accounts	$ 321	$ 6,239
Common stock, authorized (in shares)	640,000,000	640,000,000
Common stock, issued (in shares)	377,432,000	280,003,000
Treasury stock (in shares)	1,033,000	1,658,000